Consolidated Statements Of Changes In Equity $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)	Capital Stock KRW (₩)	Capital Stock USD ($)	Hybrid Securities Of Other Equity Interest [Member] KRW (₩)	Hybrid Securities Of Other Equity Interest [Member] USD ($)	Capital surplus KRW (₩)	Capital surplus USD ($)	Other equity KRW (₩)	Other equity USD ($)	Retained earnings KRW (₩)	Retained earnings USD ($)	Owners' equity in total KRW (₩)	Owners' equity in total USD ($)	Non-controlling interests KRW (₩)	Non-controlling interests USD ($)
Balance at beginning at Dec. 31, 2019	₩ 25,492,332		₩ 3,611,338		₩ 997,544		₩ 626,295		₩ (2,249,322)		₩ 18,524,515		₩ 21,510,370		₩ 3,981,962
Comprehensive income [abstract]
Net income	1,515,249		0		0		0		0		1,307,266		1,307,266		207,983
Net gain (loss) on valuation of financial instruments at FVTOCI	59,360		0		0		0		59,417		0		59,417		(57)
Net gain (loss) due to disposal of equity securities at FVTOCI	0		0		0		0		2,664		(2,664)		0		0
Changes in capital due to equity method	(2,298)		0		0		0		(2,298)		0		(2,298)		0
Net gain (loss) on foreign currency translation of foreign operations	(153,472)		0		0		0		(145,376)		0		(145,376)		(8,096)
Net gain (loss) on valuation of cash flow hedge	4,420		0		0		0		4,306		0		4,306		114
Remeasurement gain (loss) related to defined benefit plan	9,783		0		0		0		9,782		0		9,782		1
Trasnsactions with owners and others [abstract]
Dividends to common stocks	(507,658)		0		0		0		0		(505,587)		(505,587)		(2,071)
Issuance of hybrid securities	897,822		0		897,822		0		0		0		897,822		0
Dividends to hybrid securities	(211,277)		0		0		0		0		(48,915)		(48,915)		(162,362)
Redemption of hybrid securities	(586,996)		0		0		0		(31,252)		0		(31,252)		(555,744)
Changes in subsidiaries' capital	43,757		0		0		(184)		4,607		(6,350)		(1,927)		45,684
Changes in non-controlling interests related to business combination	164,823		0		0		0		0		0		0		164,823
Balance at end at Dec. 31, 2020	26,725,845		3,611,338		1,895,366		626,111		(2,347,472)		19,268,265		23,053,608		3,672,237
Comprehensive income [abstract]
Net income	2,762,279		0		0		0		0		2,542,844		2,542,844		219,435
Net gain (loss) on valuation of financial instruments at FVTOCI	(150,327)		0		0		0		(150,470)		0		(150,470)		143
Net gain (loss) due to disposal of equity securities at FVTOCI	0		0		0		0		(2,220)		2,220		0		0
Changes in capital due to equity method	1,526		0		0		0		2,472		(946)		1,526		0
Net gain (loss) on foreign currency translation of foreign operations	246,808		0		0		0		234,583		0		234,583		12,225
Net gain (loss) on valuation of cash flow hedge	7,107		0		0		0		6,938		0		6,938		169
Capital related to non-current assets held for sale	0		0		0		0		(947)		947		0		0
Remeasurement gain (loss) related to defined benefit plan	65,067		0		0		0		65,251		0		65,251		(184)
Trasnsactions with owners and others [abstract]
Comprehensive stock exchange	64,162		28,965		0		35,197		0		0		64,162		0
Dividends to common stocks	(377,748)		0		0		0		0		(368,357)		(368,357)		(9,391)
Acquisition of treasury stocks	(3,819)		0		0		0		(3,819)		0		(3,819)		0
Issuance of hybrid securities	399,015		0		399,015		0		0		0		399,015		0
Dividends to hybrid securities	(211,173)		0		0		0		0		(66,250)		(66,250)		(144,923)
Redemption of hybrid securities	(577,269)		0		0		0		(27,365)		0		(27,365)		(549,904)
Changes in subsidiaries' capital	(720)		0		0		9,382		32,445		(31,251)		10,576		(11,296)
Other changes in consolidated capital	(145,650)		0		0		11,695		22,990		0		34,685		(180,335)
Balance at end at Dec. 31, 2021	28,805,103	$ 22,857,565	3,640,303	$ 2,888,671	2,294,381	$ 1,820,648	682,385	$ 541,490	(2,167,614)	$ (1,720,056)	21,347,472	$ 16,939,749	25,796,927	$ 20,470,502	3,008,176	$ 2,387,063
Comprehensive income [abstract]
Net income	3,369,074	2,673,444	0	0	0	0	0	0	0	0	3,186,772	2,528,783	3,186,772	2,528,783	182,302	144,661
Net gain (loss) on valuation of financial instruments at FVTOCI	(493,871)	(391,899)	0	0	0	0	0	0	(493,462)	(391,575)	0	0	(493,462)	(391,575)	(409)	(324)
Net gain (loss) due to disposal of equity securities at FVTOCI	0	0	0	0	0	0	0	0	10,254	8,137	(10,254)	(8,137)	0	0	0	0
Changes in capital due to equity method	612	486	0	0	0	0	0	0	612	486	0	0	612	486	0	0
Net gain (loss) on foreign currency translation of foreign operations	32,536	25,818	0	0	0	0	0	0	39,579	31,407	0	0	39,579	31,407	(7,043)	(5,589)
Loss on valuation of hedges of net investments in foreign operations	(20,701)	(16,427)	0	0	0	0	0	0	(20,701)	(16,427)	0	0	(20,701)	(16,427)	0	0
Net gain (loss) on valuation of cash flow hedge	(9,835)	(7,804)	0	0	0	0	0	0	(9,835)	(7,804)	0	0	(9,835)	(7,804)	0	0
Capital related to non-current assets held for sale	0	0	0	0	0	0	0	0	(279)	(221)	279	221	0	0	0	0
Remeasurement gain (loss) related to defined benefit plan	251,440	199,524	0	0	0	0	0	0	251,180	199,318	0	0	251,180	199,318	260	206
Trasnsactions with owners and others [abstract]
Dividends to common stocks	(664,945)	(527,651)	0	0	0	0	0	0	0	0	(654,996)	(519,756)	(654,996)	(519,756)	(9,949)	(7,895)
Issuance of hybrid securities	1,167,283	926,268	0	0	818,068	649,157	0	0	0	0	0	0	818,068	649,157	349,215	277,111
Dividends to hybrid securities	(205,751)	(163,269)	0	0	0	0	0	0	0	0	(91,756)	(72,811)	(91,756)	(72,811)	(113,995)	(90,458)
Redemption of hybrid securities	(620,056)	(492,029)		0		0		0	(60,491)	(48,001)	0	0	(60,491)	(48,001)	(559,565)	(444,028)
Changes in subsidiaries' capital	0	0	0	0	0	0	0	0	27,365	21,714	(27,365)	(21,714)	0	0	0	0
Changes in non-controlling interests related to business combinations	16,453	13,055	0	0	0	0	0	0	0	0	0	0	0	0	16,453	13,055
Balance at end at Dec. 31, 2022	₩ 31,627,342	$ 25,097,081	₩ 3,640,303	$ 2,888,671	₩ 3,112,449	$ 2,469,805	₩ 682,385	$ 541,490	₩ (2,423,392)	$ (1,923,022)	₩ 23,750,152	$ 18,846,335	₩ 28,761,897	$ 22,823,279	₩ 2,865,445	$ 2,273,802